Principal accountant fees and services (Tables)	12 Months Ended
Dec. 31, 2019
Principal accountant fees and services
Schedule of fees for the auditor

Fees

in € THOUS

	Consolidated	thereof	Consolidated	thereof	Consolidated	thereof
	group	Germany	group	Germany	group	Germany
	2019		2018		2017

Audit fees	10,113	1,665	7,845	1,322	8,629	1,232
Audit-related fees	615	525	320	316	59	18
Tax fees	318	—	1,069	115	830	169
Other fees	41	—	251	234	716	110